Submission	Apr. 21, 2025
Submission [Line Items]
Central Index Key	0001866368
Registrant Name	Clearwater Analytics Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES